CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Liquidation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Series E
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1.5	1.5
Series D
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1.5	1.5
Series C
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1	1
Series B
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1	1
Series A
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1	1